Financial Assets Measured at Fair Value through Profit and Loss (Tables)	6 Months Ended
Jun. 30, 2025
Financial Assets Measured at Fair Value through Profit and Loss [Abstract]
Schedule of Financial Assets Measured at Fair Value Through Profit and Loss
	December 31, 2024	June 30, 2025
	RM	RM	US$
Quoted/Unquoted shares

At beginning of year	72,793	-	-
Disposal	(7,981)	-	-
Changes in fair value	(64,812)	-	-
Currency realignment	-	-	-
At end of year	-	-	-